Tax Matters - Current Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current tax assets
Income tax receivable	$ 27,930	$ 27,404
Current tax liabilities
Income tax payable	3,048	2,335
Net tax assets	$ 24,882	$ 25,069